Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions	ProvisionsAccounting policies
In accordance with IAS 37, Provisions Contingent Liabilities and Contingent Assets, provisions are recognized when the Group has a present obligation (legal, regulatory, contractual or constructive) as a result of a past event, for which it is probable that an outflow of resources will be required to settle the obligation, and of which the amount can be estimated reliably.
The amount recognized as a provision is the best estimate at the reporting date of the expenditure required to settle the present obligation.
Provisions are discounted when the time value effect is material.
A provision for reorganization is recognized when the Group has approved a formal and detailed plan for its reorganization and has either started to implement it or publicly disclosed it. A provision for onerous contract is estimated at the actual value of the lowest expected cost of either the cancellation or the execution of the contract, the latter being established on the basis of the additional costs required to fulfill the obligations stipulated by the contract. Before a provision is established, the Group recognizes any impairment loss that occurred on the assets dedicated to this contract.
Future milestone and revenue based royalty payments may be recorded pursuant to Contingent liability under IAS 37 or intangible asset under IAS 38. Under IAS 38, we record a provision when we have a present obligation, whether legal or constructive, as a result of a past event; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate can be made of the amount of the outflow of resources. Under IAS 38, we record intangible asset when it is probable that the expected future economic benefits that are attributes to the assets will flow to us and the cost of asset can be measured reliably.
Financial detail
RESOLVE-IT
See Note 2.3 “Termination of RESOLVE-IT and the development program of elafibranor in NASH”.
Genoscience Pharma
On December 16, 2021, GENFIT completed the acquisition of exclusive rights from Genoscience Pharma to develop and commercialize the investigational treatment GNS561 in cholangiocarcinoma (CCA) in the United States, Canada and Europe, including the United Kingdom and Switzerland. GNS561 is a novel clinical-stage autophagy/PPT1 inhibitor developed by Genoscience Pharma and cholangiocarcinoma is an orphan disease.
Under the agreement, Genoscience Pharma is eligible for clinical and regulatory milestone payments for up to €50 million and tiered royalties. The first payable milestones are contingent on positive Phase 2 clinical trial results in CCA, and may total up to €20 million, if applicable.
The following payable milestones are contingent on positive Phase 3 results. These payments, when due, will be subject to a review to determine if they are eligible for activation pursuant to IAS 38. If so, they will be recorded as capital upon disbursement. Otherwise, they also constitute contingent liabilities which will be recognized when due.
In addition, we also have a right of first negotiation with respect to any license or assignment, or option for a license or an assignment, with any third party to develop or commercialize other Genoscience assets in the field of CCA, to the extent Genoscience is looking to partner the asset with a third party or receives a spontaneous offer for collaboration.
For the period commencing on the date of the agreement until the first regulatory approval of GNS561 for commercialization, Genoscience Pharma has the right to repurchase the license to GNS561 in CCA at a pre-determined price in the event that Genoscience Pharma receives an offer from a third party to acquire or obtain a license to GNS561 in all indications, provided that GENFIT shall first have the opportunity to negotiate the acquisition or license to GNS561 in all indications or match the offer from the third party.
Pursuant to IAS 37, our obligations under the terms of the agreement we entered into with Genoscience Pharma constitute contingent liabilities not recognized in the Company's consolidated financial statements at December 31, 2021 or December 31, 2022.
Versantis
See Note 2.1 "Acquisition of the Clinical-stage Biopharmaceutical Company Versantis"
At December 31, 2022 and at December 31, 2021, this line item amounted to €61 and €313, respectively.

Change in provisions	As of	Increase	Decrease	Decrease	As of
(in € thousands)	2021/12/31		(used)	(unused)	2022/12/31
Provision for litigation	87	0	(14)	(73)	0
Provision for charges	225	4	(92)	(77)	61
TOTAL	313	4	(106)	(150)	61
This change mainly reflects provision reversals recorded in 2022 related to:
•The estimated support costs related to the reduction in force plan (PSE) implemented starting in late 2020 (return-to-work bonuses, trainings, business start-up assistance and various other benefits): reversal of €169 (of which €92 was used), with the corresponding provision amounting to €61 at December 31, 2022.